Schedule I	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I

Schedule I, Condensed Financial Information of Parent Company is submitted below.

PEPCO HOLDINGS, INC. (Parent Company)

STATEMENTS OF INCOME

	For the Year Ended December 31,
	2012	2011	2010
	(millions of dollars, except share data)

OPERATING REVENUE	$—	$—	$—

OPERATING EXPENSES
Other operation and maintenance	1	1	5

Total operating expenses	1	1	5

OPERATING LOSS	(1)	(1)	(5)
OTHER INCOME (EXPENSES)
Interest expense	(33)	(29)	(72)
Loss on extinguishment of debt	—	—	(189)
Income from equity investments	278	279	267
Impairment losses	—	(5)	—

Total other income	245	245	6

INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX EXPENSE	244	244	1
INCOME TAX BENEFIT RELATED TO CONTINUING OPERATIONS	(15)	(14)	(118)

NET INCOME FROM CONTINUING OPERATIONS	259	258	119
INCOME (LOSS) FROM DISCONTINUED OPERATIONS, NET OF INCOME TAXES	26	(1)	(87)

NET INCOME	$285	$257	$32

COMPREHENSIVE INCOME	$300	$300	$167

EARNINGS PER SHARE
Basic earnings per share of common stock from Continuing Operations	$1.13	$1.14	$0.53
Basic earnings (loss) per share of common stock from Discontinued Operations	0.12	—	(0.39)

Basic earnings per share of common stock	$1.25	$1.14	$0.14

Diluted earnings per share of common stock from Continuing Operations	$1.12	$1.14	$0.53
Diluted earnings (loss) per share of common stock from Discontinued Operations	0.12	—	(0.39)

Diluted earnings per share of common stock	$1.24	$1.14	$0.14

The accompanying Notes are an integral part of these financial statements.

PEPCO HOLDINGS, INC. (Parent Company)

BALANCE SHEETS

	As of December 31,
	2012	2011
	(millions of dollars, except share data)
ASSETS
Current Assets
Cash and cash equivalents	$262	$257
Prepayments of income taxes	12	51
Accounts receivable and other	7	7

	281	315

Investments and Other Assets
Goodwill	1,398	1,398
Notes receivable from subsidiary companies	—	154
Investment in consolidated companies	3,869	3,665
Other	55	24

	5,322	5,241

Total Assets	$5,603	$5,556

LIABILITIES AND EQUITY

Current Liabilities
Short-term debt	$464	$465
Interest and taxes accrued	11	11
Accounts payable due to associated companies	2	25
Net liabilities associated with investment in consolidated companies held for disposition	4	43

	481	544

Deferred Credits
Liabilities and accrued interest related to uncertain tax positions	3	3

Long-Term Debt	705	705

Commitments and Contingencies (Note 4)

Equity
Common stock, $.01 par value—authorized 400,000,000 shares, 230,015,427 and 227,500,190 shares outstanding, respectively	2	2
Premium on stock and other capital contributions	3,383	3,325
Accumulated other comprehensive loss	(48)	(63)
Retained earnings	1,077	1,040

Total equity	4,414	4,304

Total Liabilities and Equity	$5,603	$5,556

The accompanying Notes are an integral part of these financial statements.

PEPCO HOLDINGS, INC. (Parent Company)

STATEMENTS OF CASH FLOWS

	For the Year Ended December 31,
	2012	2011	2010
	(millions of dollars)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$285	$257	$32
Loss from discontinued operations, net of income taxes	(26)	1	87
Adjustments to reconcile net income to net cash from operating activities:
Distributions from related parties less than earnings	(93)	(205)	(130)
Deferred income taxes	(31)	(16)	(5)
Changes in:
Prepaid and other	(23)	23	24
Accounts payable	6	2	1
Interest and taxes	39	42	(130)
Other assets and liabilities	4	11	31

Net Cash From (Used By) Operating Activities	161	115	(90)

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of Conectiv Energy wholesale power generation business	—	—	1,035

Net Cash From Investing Activities	—	—	1,035

CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid on common stock	(248)	(244)	(241)
Common stock issued for the Dividend Reinvestment Plan and employee-related compensation	51	47	47
Issuance of long-term debt	—	—	250
Capital distribution to subsidiaries, net	(110)	(20)	(31)
Reacquisitions of long-term debt	—	—	(1,644)
Decrease in notes receivable from associated companies	154	—	318
(Repayments) issuances of short-term debt, net	(1)	235	(94)
Costs of issuances	(2)	(7)	(4)

Net Cash (Used By) From Financing Activities	(156)	11	(1,399)

Net increase (decrease) in cash and cash equivalents	5	126	(454)
Cash and cash equivalents at beginning of year	257	131	585

CASH AND CASH EQUIVALENTS AT END OF YEAR	$262	$257	$131

The accompanying Notes are an integral part of these financial statements.

NOTES TO FINANCIAL INFORMATION

(1) BASIS OF PRESENTATION

Pepco Holdings, Inc. (Pepco Holdings) is a holding company and conducts substantially all of its business operations through its subsidiaries. These condensed financial statements and related footnotes have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X. These statements should be read in conjunction with the consolidated financial statements and notes thereto of Pepco Holdings included in Exhibit 99.3 of this Form 8-K.

Pepco Holdings owns 100% of the common stock of all its significant subsidiaries.

(2) RECLASSIFICATIONS AND ADJUSTMENTS

Certain prior period amounts have been reclassified in order to conform to the current period presentation.

Revision to Prior Period Financial Statements

PCI Deferred Income Tax Liability Adjustment

Since 1999, PCI had not recorded a deferred tax liability related to a temporary difference between the financial reporting basis and the tax basis of an investment in a wholly owned partnership. In the second quarter of 2013, PHI re-evaluated this accounting treatment and found it to be in error, requiring an adjustment related to prior periods. PHI determined that the cumulative adjustment required, representing a charge to earnings of $32 million, related to a period prior to the year ended December 31, 2008 (the earliest period for which selected consolidated financial data were presented in the table entitled “Selected Financial Data” in Part II, Item 6 of PHI’s 2012 Annual Report on Form 10-K). Consistent with PHI’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2013, the accompanying PHI parent company financial statements reflect the correction of this error as an adjustment to shareholders’ equity for the earliest period presented. The adjustment to correct the error did not affect PHI’s parent company statements of income and cash flows for each of the three years in the period ended December 31, 2012, and only affected the reported balances of investment in consolidated companies and retained earnings as reflected in PHI’s parent company balance sheets as of December 31, 2012 and 2011. The adjustment is not considered to be material to the reported balances of retained earnings and total equity reflected in PHI’s parent company financial statements included in PHI’s 2012 Annual Report on Form 10-K. The table below illustrates the effects of the revision on reported balances in PHI’s parent company financial statements.

	As Filed		Adjustment	As Revised
	(millions of dollars)
December 31, 2012

Investment in consolidated companies	$3,901	(a)	$(32)	$3,869
Total investments and other assets	5,354		(32)	5,322
Retained earnings	1,109		(32)	1,077
Total equity	4,446		(32)	4,414

December 31, 2011

Investment in consolidated companies	$3,697	(a)	$(32)	$3,665
Total investments and other assets	5,273		(32)	5,241
Retained earnings	1,072		(32)	1,040
Total equity	4,336		(32)	4,304

December 31, 2010

Investment in consolidated companies	$3,086	(a)	$(32)	$3,054
Total investments and other assets	5,012		(32)	4,980
Retained earnings	1,059		(32)	1,027
Total equity	4,230		(32)	4,198

(a)	The amount of investment in consolidated companies differs from the amount originally reported in PHI’s 2012 Form 10-K due to certain reclassifications.

(3) DEBT

For information concerning Pepco Holdings’ long-term debt obligations, see Note (11), “Debt,” to the consolidated financial statements of Pepco Holdings.

(4) COMMITMENTS AND CONTINGENCIES

For information concerning Pepco Holdings’ material contingencies and guarantees, see Note (16), “Commitments and Contingencies” to the consolidated financial statements of Pepco Holdings.

(5) INVESTMENT IN CONSOLIDATED COMPANIES

Pepco Holdings’ majority owned subsidiaries are recorded using the equity method of accounting. A breakout of the balance in Investment in consolidated companies is as follows:

	2012	2011
	(millions of dollars)
Conectiv	$1,473	$1,300
Potomac Electric Power Company	1,643	1,502
Potomac Capital Investment Corporation	507	467
Pepco Energy Services, Inc.	242	393
PHI Service Company	4	3

Total investment in consolidated companies	$3,869	$3,665

(6) DISCONTINUED OPERATIONS

Discontinued Operations

In December 2009, PHI announced the wind-down of the retail energy supply component of the Pepco Energy Services business, which was comprised of the retail electric and natural gas supply businesses. Pepco Energy Services implemented the wind-down by not entering into any new retail electric or natural gas supply contracts while continuing to perform under its existing retail electric and natural gas supply contracts through their respective expiration dates. On March 21, 2013, Pepco Energy Services entered into an agreement whereby a third party assumed all the rights and obligations of the remaining retail natural gas supply customer contracts, and the associated supply obligations, inventory and derivative contracts. The transaction was completed on April 1, 2013. In addition, Pepco Energy Services completed the wind-down of its retail electric supply business in the second quarter of 2013 by terminating its remaining customer supply and wholesale purchase obligations beyond June 30, 2013. The operations of Pepco Energy Services’ retail electric and natural gas supply businesses have been classified as discontinued operations for financial reporting purposes.

Conectiv Energy

In April 2010, the Board of Directors approved a plan for the disposition of PHI’s competitive wholesale power generation, marketing and supply business, which had been conducted through Conectiv Energy. On July 1, 2010, PHI completed the sale of Conectiv Energy’s wholesale power generation business to Calpine for $1.64 billion. The disposition of Conectiv Energy’s remaining assets and businesses, consisting of its load service supply contracts, energy hedging portfolio, certain tolling agreements and other assets not included in the Calpine sale, has been completed.

(7) RELATED PARTY TRANSACTIONS

As of December 31, 2012 and 2011, PHI had the following balances on its balance sheets due (to) from related parties:

	2012	2011
	(millions of dollars)

(Payable to) Receivable from Related Party (current) (a)
Potomac Capital Investment Corporation	$—	$(37)
Conectiv	—	29
Conectiv Communications, Inc.	(4)	(4)
Potomac Electric Power Company	—	(15)
PHI Service Company	1	2
Other	1	—

Total	$(2)	$(25)

Receivable from Related Party (non-current) (b)
Potomac Capital Investment Corporation	$—	$154

Money Pool Balance with Pepco Holdings (included in cash and cash equivalents)	$262	$257

(a)	Included in Accounts payable due to associated companies.
(b)	Included in Notes receivable from subsidiary companies.